UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2012

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   3G Capital Partners Ltd.
                      --------------------------------------

              Address:  c/o 3G Capital Inc.
                        600 Third Avenue, 37th Floor
                        -------------------------------
                        New York, NY  10016
                        ------------------------

FORM 13F FILE NUMBER: 028-12896
                      ---------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           ----------------
Title:     Director
           ---------
Phone:     (212) 893-6727
           --------------

Signature, Place, and Date of Signing:

/s/ Bernardo Piquet                 New York, NY             November 14, 2012
----------------------             --------------           -------------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       26
---------------------------------------       --


Form 13F Information Table Value Total:       $743,477 (thousands)
---------------------------------------       --------


List of Other Included Managers:     None
--------------------------------     ----

                            3G Capital Partners Ltd.
                           Form 13F Information Table
                               September 30, 2012



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
ANADARKO PETE CORP            COM        32511107    $43,032     615,452  SH        SOLE                 615,452
APPLE INC                     COM        37833100    $15,332      22,983  SH        SOLE                  22,983
BANCO BRADESCO S A          SP ADR
                            PFD NEW      59460303     $1,990     123,817  SH        SOLE                 123,817
CBS CORP NEW                  CL B       124857202   $18,650     513,352  SH        SOLE                 513,352
COACH INC                     COM        189754104   $31,738     566,552  SH        SOLE                 566,552
DECKERS OUTDOOR CORP          COM        243537107    $5,309     144,903  SH        SOLE                 144,903
DELPHI AUTOMOTIVE PLC         COM        G27823106   $60,878   1,963,813  SH        SOLE               1,963,813
DOLLAR GEN CORP NEW           COM        256677105   $25,817     500,920  SH        SOLE                 500,920
GNC HLDGS INC               COM CL A     36191G107    $7,709     197,825  SH        SOLE                 197,825
GOLDMAN SACHS GROUP INC       COM        38141G104   $25,647     225,603  SH        SOLE                 225,603
GOLDMAN SACHS GROUP INC       CALL       38141G904   $68,208     600,000      CALL  SOLE                 600,000
GOOGLE INC.                   CL A       38259P508   $62,033      82,218  SH        SOLE                  82,218
HUMANA INC                    CALL       444859902    $7,015     100,000      CALL  SOLE                 100,000
HUMANA INC                    COM        444859102   $41,854     596,633  SH        SOLE                 596,633
LIBERTY MEDIA CORPORATION     LIB CAP
                              COM A      530322106   $23,400     224,829  SH        SOLE                 224,829
MACYS INC                     COM        55616P104   $22,354     594,210  SH        SOLE                 594,210
NEWELL RUBBERMAID INC         COM        651229106   $53,007   2,776,671  SH        SOLE               2,776,671
NEWS CORP                     CL A       65248E104    $7,969     325,200  SH        SOLE                 325,200
PRICELINE COM INC           COM NEW      741503403   $23,807      38,456  SH        SOLE                  38,456
SANDRIDGE ENERGY INC          COM        80007P307   $33,396   4,787,927  SH        SOLE               4,787,927
SIGNET JEWELERS LIMITED       SHS        G81276100   $24,546     503,402  SH        SOLE                 503,402
SPDR S&P 500 ETF TR           PUT        78462F953   $71,985     500,000      PUT   SOLE                 500,000
TIME WARNER CABLE INC         COM        88732J207   $36,959     388,797  SH        SOLE                 388,797
UNION PAC CORP                COM        907818108   $20,733     174,664  SH        SOLE                 174,664
VALE S A                      ADR        91912E105    $1,007      56,240  SH        SOLE                  56,240
VIACON INC NEW                CL B       92553P201    $9,102     169,850  SH        SOLE                 169,850




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